INCOME TAXES, Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets [Abstract]
Software and other claimed assets	$ 360,600	$ 1,810,500
Net operating loss (NOL)	9,474,700	4,478,100
Convertible promissory notes and derivative liability	3,853,200	0
Total deferred tax assets	13,688,500	6,288,600
Deferred tax liabilities [Abstract]
Property, plant & equipment	(6,200)	(18,200)
Convertible promissory notes and derivative liability	0	(4,473,200)
Total deferred tax liabilities	(6,200)	(4,491,400)
Net deferred tax assets	13,682,300	1,797,200
Valuation allowance	(13,682,300)	(1,797,200)
Net deferred tax, net of valuation allowance	$ 0	$ 0